Summary of Significant Accounting Policies (Details) ¥ in Thousands, impression in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) impression	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($) impression	Jan. 01, 2021 CNY (¥)	Jan. 01, 2020 CNY (¥)
Financial position of the VIE
Total assets	¥ 65,475,510		¥ 62,287,541		$ 9,493,057
Current liabilities:
Total current liabilities	(28,526,120)		(25,771,017)		(4,135,897)
Total liabilities	(31,402,467)		(28,459,225)		$ (4,552,928)
Results of operation of the VIE
Net revenues	103,152,489	$ 14,955,705	117,059,678	¥ 101,858,489
Total operating expenses	(16,143,466)	(2,340,582)	(18,448,714)	(16,133,077)
Net income	6,311,835	915,131	4,692,874	5,919,356
Net cash provided by (used in) operating activities	10,519,692	1,525,212	6,744,644	11,820,444
Net cash provided by (used in) investing activities	1,049,153	152,114	(2,326,489)	(6,695,043)
Net cash used in financing activities	(5,573,391)	$ (808,066)	(58,788)	(20,839)
Accounts receivable, net
Deferred income	¥ 2,235,600		2,369,400
Period of unconditional right of return	7 days	7 days
Amount of unfulfilled performance obligations	¥ 1,538,000		1,618,800
Amount of contract assets balance	238,230		294,251
Retained Earnings (Accumulated Deficit)	2,235,600		2,369,400
Net revenues	¥ 103,152,489	$ 14,955,705	117,059,678	101,858,489
Number of impressions used as a basis | impression	1,000				1,000
Contract with customer, refund liability	¥ 339,800					¥ 369,900
Government grants	¥ 451,664		¥ 503,685	¥ 395,042
Maximum
Accounts receivable, net
Extension of loan period	24 months	24 months
Lessee Operating Lease Term of Contract	16 years				16 years
Minimum
Accounts receivable, net
Extension of loan period	3 months	3 months
Lessee Operating Lease Term of Contract	12 years				12 years
Minimum | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Accounts receivable, net
Concentration risk, percentage	10.00%	10.00%	10.00%	10.00%
Minimum | Purchase Benchmark [Member] | Supplier Concentration Risk [Member] | No Supplier [Member]
Accounts receivable, net
Concentration risk, percentage	10.00%	10.00%	10.00%	10.00%
Service [Member]
Results of operation of the VIE
Net revenues	¥ 4,710,000		¥ 445,000	¥ 3,960,000
Accounts receivable, net
Net revenues	4,710,000		445,000	3,960,000
Lease [Member]
Results of operation of the VIE
Net revenues	1,470,000		4,430,000	1,090,000
Accounts receivable, net
Net revenues	1,470,000		4,430,000	1,090,000
Reward Points [Member]
Accounts receivable, net
Amount of unfulfilled performance obligations	357,800		380,700
Cumulative Effect, Period of Adoption, Adjustment [Member]
Accounts receivable, net
Deferred income							¥ 90,770
Retained Earnings (Accumulated Deficit)							¥ 90,770
Consolidated VIEs and VIEs subsidiaries
Financial position of the VIE
Total assets	5,780,797		5,758,094
Current liabilities:
Total current liabilities	(1,596,162)		(3,368,308)
Total liabilities	(1,626,030)		(3,397,698)
Results of operation of the VIE
Net revenues	1,101,098		3,001,552	2,320,227
Total operating expenses	(86,115)		(1,369,792)	(658,336)
Net income	541,290		1,145,331	1,663,675
Net cash provided by (used in) operating activities	(1,892,620)		1,110,253	1,900,300
Net cash provided by (used in) investing activities	569,610		(329,498)	1,243,614
Net cash used in financing activities	0		(7,374)	0
Accounts receivable, net
Net revenues	¥ 1,101,098		¥ 3,001,552	¥ 2,320,227
Vipshop E-Commerce | Mr. Shen
Principles of consolidation
Equity interest (as a percent)	66.67%				66.67%
Vipshop E-Commerce | Mr. Arthur Xiaobo Hong
Principles of consolidation
Equity interest (as a percent)	33.33%				33.33%